DIREXION SHARES ETF TRUST
Direxion Large Cap Insider Sentiment Shares
Direxion All Cap Insider Sentiment Shares
Supplement dated December 5, 2011 to the
Prospectus dated October 28, 2011 (“Prospectus”)

Direxion Large Cap Insider Sentiment Shares
The Board of Trustees of Direxion Shares ETF Trust (“Trust”) has approved a change to the principal investment strategy for the Direxion Large Cap Insider Sentiment Shares and Direxion All Cap Insider Sentiment Shares (the “Funds”) to reflect that each Fund’s underlying index will rebalance on a monthly basis. Effective immediately, the last sentence of the third paragraph appearing in the Prospectus under the heading “Principal Investment Strategy” in the summary section for each Fund (on pages 4 and 9 respectively) is each hereby revised to read: “The Index rebalances monthly.”
Direxion All Cap Insider Sentiment Shares
The Board of Trustees of Direxion Shares ETF Trust (“Trust”) has approved a change to the principal investment strategy for the Direxion Large Cap Insider Sentiment Shares and Direxion All Cap Insider Sentiment Shares (the “Funds”) to reflect that each Fund’s underlying index will rebalance on a monthly basis. Effective immediately, the last sentence of the third paragraph appearing in the Prospectus under the heading “Principal Investment Strategy” in the summary section for each Fund (on pages 4 and 9 respectively) is each hereby revised to read: “The Index rebalances monthly.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 28, 2011
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001424958
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 5, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 5, 2011
Prospectus Date	rr_ProspectusDate	Oct 28, 2011
Supplement [Text Block]	dset1424958_SupplementTextBlock
DIREXION SHARES ETF TRUST
Direxion Large Cap Insider Sentiment Shares
Direxion All Cap Insider Sentiment Shares
Supplement dated December 5, 2011 to the
Prospectus dated October 28, 2011 (“Prospectus”)

Direxion Large Cap Insider Sentiment Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement Strategy [Text Block]	dset1424958_SupplementStrategyTextBlock	The Board of Trustees of Direxion Shares ETF Trust (“Trust”) has approved a change to the principal investment strategy for the Direxion Large Cap Insider Sentiment Shares and Direxion All Cap Insider Sentiment Shares (the “Funds”) to reflect that each Fund’s underlying index will rebalance on a monthly basis. Effective immediately, the last sentence of the third paragraph appearing in the Prospectus under the heading “Principal Investment Strategy” in the summary section for each Fund (on pages 4 and 9 respectively) is each hereby revised to read: “The Index rebalances monthly.”
Direxion All Cap Insider Sentiment Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement Strategy [Text Block]	dset1424958_SupplementStrategyTextBlock	The Board of Trustees of Direxion Shares ETF Trust (“Trust”) has approved a change to the principal investment strategy for the Direxion Large Cap Insider Sentiment Shares and Direxion All Cap Insider Sentiment Shares (the “Funds”) to reflect that each Fund’s underlying index will rebalance on a monthly basis. Effective immediately, the last sentence of the third paragraph appearing in the Prospectus under the heading “Principal Investment Strategy” in the summary section for each Fund (on pages 4 and 9 respectively) is each hereby revised to read: “The Index rebalances monthly.”